COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 - COMMITMENTS AND CONTINGENCIES:

The total amount of grants received from the BIRD Foundation and from NYPA during the six-month period ended June 30, 2024, is $278 thousand. An amount of $18 thousand was deducted from research and development expenses for the period ended on June 30, 2024. An amount of $180 thousand was deducted from Sales and Marketing expenses for the period ended June 30, 2024 (the amount deducted was received during 2023 and was recorded as liability as of December 31, 2023). Following the Company’s commitment to pay royalties to the IIA and to other governmental institutions, and the sales incurred during the six months ended June 30, 2025, the Company recorded a provision of $20 thousand for royalties to the IIA and other governmental institutions. Total contingent obligation as of June 30, 2025, amounts to $2.5 million.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)